Fair Value Measurements and Disclosures (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Carrying Amount, Assets:
Cash and due from banks	$ 194,029	$ 175,769
Federal funds sold	560,051	493,628
Investment securities held to maturity	539,011	3,939,006
Investment securities available for sale	7,368	89,795
Federal Home Loan Bank of New York stock	510,564	871,940
Mortgage-backed securities held to maturity	4,115,523	5,914,372
Mortgage-backed securities available for sale	9,170,390	18,120,537
Loans	29,137,359	30,773,956
Estimated Fair Value, Assets:
Cash and due from banks	194,029	175,769
Federal funds sold	560,051	493,628
Investment securities held to maturity	545,761	3,867,488
Investment securities available for sale	7,368	89,795
Federal Home Loan Bank of New York stock	510,564	871,940
Mortgage-backed securities held to maturity	4,368,423	6,199,507
Mortgage-backed securities available for sale	9,170,390	18,120,537
Loans	30,935,705	32,328,933
Carrying Amount, Liabilities:
Deposits	25,507,760	25,173,126
Borrowed funds	15,075,000	29,675,000
Estimated Fair Value, Liabilities:
Deposits, Fair Value	25,707,551	25,584,478
Borrowed funds, Fair Value	$ 17,428,484	$ 32,975,633